Stock Options (Details Textual) - USD ($)	Jan. 03, 2019	Apr. 10, 2018	Nov. 13, 2019
Subsequent Event [Member]
Stock Options (Textual)
Common stock options			265,172
Mr. Yakov [Member]
Stock Options (Textual)
Options granted		6,667
Options exercise price	$ 0.001	$ 0.001
Grant vest rate	The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.	The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.
Maturity term	3 years
Aggregate fair value	$ 39,814	$ 39,812
Exercise price	$ 0.001	$ 0.03
Risk free rate	2.47%	2.13%
Volatility rate	104.80%	123.70%
Expected life	4 years	4 years
VP [Member]
Stock Options (Textual)
Options granted		265,172
Options exercise price		$ 0.001
Grant vest rate		The grant shall vest at the rate of 1/5 beginning on each anniversary of the effective date of grant.
Aggregate fair value		$ 1,192,535
Exercise price		$ 0.0001
Risk free rate		2.43%
Volatility rate		123.70%
Expected life		5 years